Trade and other payables (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Suppliers		$ 6,491,909	$ 8,115,015
Partners' advances		497,898	925,761
Withholding tax		462,429	673,204
Insurance and reinsurance		240,803	136,041
Dividends payable	[1]	223,571	157,181
Deposits received from third parties		85,545	44,826
Related parties (Note 31)		72,316	187,616
Agreements in transport contracts	[2]	37,941	71,239
Hedging operations		6,405	0
Various creditors		351,288	402,808
Trade and other payables		8,470,105	10,713,691
Current		8,449,041	10,689,246
Non-current		21,064	24,445
Trade and other payables		8,470,105	10,713,691
Paid dividends		$ 8,734,351	$ 13,867,029	$ 4,427,701

[1]	During 2020, the Group paid dividends to its shareholders in the amount of COP$8,734,351 (2019 - COP$13,867,029 and 2018 - COP$4,427,701) net of withholdings when applicable.
[2]	Corresponds to the value of the debt for agreements in the pipelines transportation contracts, calculated in the volumetric compensation for quality and other inventory management agreements.